Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued expenses and other current liabilities
Deposits received from customers	$ 20,037	$ 17,830
Accrued expenses	5,208	5,000
VAT and other taxes payable	197,657	188,570
Payroll payable	3,396	13,581
Total	$ 226,298	$ 224,981